Related Party Disclosure (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of compensation provided to key management
For the year ended	July 31, 2021	July 31, 2020
	$	$
Salary and/or consulting fees	2,321	3,069
Termination benefits	1,008	1,043
Bonus compensation	800	42
Stock-based compensation	6,800	15,702
Total	10,929	19,856